COMMON SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
COMMON SHARE CAPITAL
Schedule of common share transactions

	Year ended		Year ended
	December 31, 2021		December 31, 2020
	Number of shares	Amount	Number of shares	Amount
	(000’s)		(000’s)
Common shares
Balance at January 1,	1,258,320	$4,473.7	1,253,766	$14,926.2
Transfer to contributed surplus on reduction of stated capital(a)	—	—	—	(10,473.4)
Repurchase and cancellation of shares (ii)	(17,608)	(62.9)	—	—
Issued under share option and restricted share plans	3,621	16.9	4,554	20.9
Balance at end of period	1,244,333	$4,427.7	1,258,320	$4,473.7

Total common share capital		$4,427.7		$4,473.7

(a)	Effective as of May 6, 2020, the shareholders of the Company approved a resolution to reduce the stated capital account of the common shares, with a resulting addition to contributed surplus.

Schedule of dividends on common shares

		Total
	Per share	amount paid
Dividends declared and paid during the periods:
Three months ended March 31, 2021	$0.03	$37.8
Three months ended June 30, 2021	0.03	37.9
Three months ended September 30, 2021	0.03	37.8
Three months ended December 31, 2021	0.03	37.6
Total		$151.1